                                                                               .
                                                                               .
                                                                               .

FORD CREDIT AUTO OWNER TRUST 2006-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                                     December, 2006
Payment Date                                                                                                               1/16/2007
Transaction Month                                                                                                                 11

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-131003 and at
http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. ORIGINAL DEAL PARAMETERS

                                                                                                             WEIGHTED AVG REMAINING
                                                      DOLLAR AMOUNT            # OF RECEIVABLES                  TERM AT CUTOFF
                                                    -----------------         ------------------             ----------------------
Initial Pool Balance                                $3,164,999,892.01               187,903                         52 months

                                                      DOLLAR AMOUNT           NOTE INTEREST RATE               LEGAL FINAL MATURITY
                                                    -----------------         ------------------             ----------------------
Original Securities:
   Class A-1 Notes                                  $  540,000,000.00                    4.7248%                  November 15, 2006
   Class A-2 A Notes                                $  500,000,000.00                     5.040%                 September 15, 2008
   Class A-2 B Notes                                $  549,951,000.00           one-month LIBOR+                 September 15, 2008
   Class A-3 Notes                                  $  901,239,000.00                     5.050%                     March 15, 2010
   Class A-4 Notes                                  $  316,809,000.00                     5.070%                  December 15, 2010
   Class B Notes                                    $   88,674,000.00                     5.290%                     April 15, 2011
   Class C Notes                                    $   59,116,000.00                     5.480%                 September 15, 2011
   Class D Notes                                    $   59,116,000.00                     7.210%                    August 15, 2012
                                                    -----------------
      Total                                         $3,014,905,000.00

II. AVAILABLE FUNDS

INTEREST:
   Interest Collections                                                                                              $10,913,958.80
PRINCIPAL:
   Principal Collections                                                                                             $47,572,574.75
   Prepayments in Full                                                                                               $26,093,639.17
   Liquidation Proceeds                                                                                              $ 1,291,687.44
   Recoveries                                                                                                        $    77,703.55
                                                                                                                     --------------
      SUB TOTAL                                                                                                      $75,035,604.91
                                                                                                                     --------------
COLLECTIONS                                                                                                          $85,949,563.71
PURCHASE AMOUNTS:
   Purchase Amounts Related to Principal                                                                             $   149,893.25
   Purchase Amounts Related to Interest                                                                              $     1,321.26
                                                                                                                     --------------
      SUB TOTAL                                                                                                      $   151,214.51
Clean-up Call                                                                                                        $         0.00
                                                                                                                     --------------
AVAILABLE COLLECTIONS                                                                                                $86,100,778.22
   Reserve Account Draw Amount                                                                                       $         0.00
   Net Swap Receipt - Tranche A-2b                                                                                   $   162,326.05
                                                                                                                     --------------
AVAILABLE FUNDS                                                                                                      $86,263,104.27

FORD CREDIT AUTO OWNER TRUST 2006-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                                     December, 2006
Payment Date                                                                                                               1/16/2007
Transaction Month                                                                                                                 11


III. DISTRIBUTIONS

                                                                                                       CARRYOVER       REMAINING
AVAILABLE FUNDS                             CALCULATED AMOUNT            AMOUNT PAID      SHORTFALL    SHORTFALL    AVAILABLE FUNDS
---------------                            ------------------          --------------    ----------    ---------    ---------------
Owner Trustee Fees and Expenses               $         0.00           $         0.00       $0.00        $0.00       $86,263,104.27
Indenture Trustee Fees and                    $         0.00           $         0.00       $0.00        $0.00       $86,263,104.27
Servicing Fee                                 $ 1,755,193.11           $ 1,755,193.11       $0.00        $0.00       $84,507,911.16
Net Swap Payment - Tranche A-2 B              $         0.00           $         0.00       $0.00        $0.00       $84,507,911.16
Interest - Class A-1 Notes                    $         0.00           $         0.00       $0.00        $0.00       $84,507,911.16
Interest - Class A-2 A Notes                  $ 1,074,359.22           $ 1,074,359.22       $0.00        $0.00       $83,433,551.94
Interest - Class A-2 B Notes                  $ 1,340,498.97           $ 1,340,498.97       $0.00        $0.00       $82,093,052.97
Interest - Class A-3 Notes                    $ 3,792,714.13           $ 3,792,714.13       $0.00        $0.00       $78,300,338.84
Interest - Class A-4 Notes                    $ 1,338,518.03           $ 1,338,518.03       $0.00        $0.00       $76,961,820.81
Swap Termination Payment                      $         0.00           $         0.00       $0.00        $0.00       $76,961,820.81
First Priority Principal Payment              $         0.00           $         0.00       $0.00        $0.00       $76,961,820.81
Interest - Class B Notes                      $   390,904.55           $   390,904.55       $0.00        $0.00       $76,570,916.26
Second Priority Principal Payment             $         0.00           $         0.00       $0.00        $0.00       $76,570,916.26
Interest - Class C Notes                      $   269,963.07           $   269,963.07       $0.00        $0.00       $76,300,953.19
Third Priority Principal Payment              $ 5,983,378.70           $ 5,983,378.70       $0.00        $0.00       $70,317,574.49
Interest - Class D Notes                      $   355,188.63           $   355,188.63       $0.00        $0.00       $69,962,385.86
Reserve Account Deposit                       $         0.00           $         0.00       $0.00        $0.00       $69,962,385.86
Regular Principal Payment                     $63,588,622.72           $63,588,622.72       $0.00        $0.00       $ 6,373,763.14
Additional Trustee Fees and Expenses          $         0.00           $         0.00       $0.00        $0.00       $ 6,373,763.14
Residual Released to Depositor                $         0.00           $ 6,373,763.14       $0.00        $0.00       $         0.00
                                                                       --------------
TOTAL                                                                  $86,263,104.27

                                                              PRINCIPAL PAYMENT:
                                                                     First Priority Principal Payment                $         0.00
                                                                     Second Priority Principal Payment               $         0.00
                                                                     Third Priority Principal Payment                $ 5,983,378.70
                                                                     Regular Principal Payment                       $63,588,622.72
                                                                                                                     --------------
                                                                     TOTAL                                           $69,572,001.42

IV. NOTEHOLDER PAYMENTS

                          NOTEHOLDER PRINCIPAL PAYMENTS       NOTEHOLDER INTEREST PAYMENTS                  TOTAL PAYMENT
                        ----------------------------------  --------------------------------     -----------------------------------
                                             PER $1,000 OF                     PER $1,000 OF
                                                ORIGINAL                          ORIGINAL                             PER $1,000 OF
                               ACTUAL            BALANCE         ACTUAL            BALANCE            ACTUAL        ORIGINAL BALANCE
                           --------------    -------------  ---------------    -------------     ---------------    ----------------
Class A-1 Notes            $         0.00        $ 0.00      $         0.00        $0.00          $         0.00         $ 0.00
Class A-2 A Notes          $33,131,070.60        $66.26      $ 1,074,359.22        $2.15          $34,205,429.82         $68.41
Class A-2 B Notes          $36,440,930.82        $66.26      $ 1,340,498.97        $2.44          $37,781,429.79         $68.70
Class A-3 Notes            $         0.00        $ 0.00      $ 3,792,714.13        $4.21          $ 3,792,714.13         $ 4.21
Class A-4 Notes            $         0.00        $ 0.00      $ 1,338,518.03        $4.23          $ 1,338,518.03         $ 4.23
Class B Notes              $         0.00        $ 0.00      $   390,904.55        $4.41          $   390,904.55         $ 4.41
Class C Notes              $         0.00        $ 0.00      $   269,963.07        $4.57          $   269,963.07         $ 4.57
Class D Notes              $         0.00        $ 0.00      $   355,188.63        $6.01          $   355,188.63         $ 6.01
                           --------------        ------      --------------        -----          --------------         ------
TOTAL                      $69,572,001.42        $23.08      $ 8,562,146.60        $2.84          $78,134,148.02         $25.92

FORD CREDIT AUTO OWNER TRUST 2006-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                                     December, 2006
Payment Date                                                                                                               1/16/2007
Transaction Month                                                                                                                 11


V. NOTE BALANCE AND POOL INFORMATION

                                               BEGINNING OF PERIOD                             END OF PERIOD
                                                     BALANCE              NOTE FACTOR             BALANCE                NOTE FACTOR
                                              --------------------        -----------        -----------------           -----------
Class A-1 Notes                               $            0.00             0.0000000        $            0.00            0.0000000
Class A-2 A Notes                             $  255,799,814.18             0.5115996        $  222,668,743.58            0.4453375
Class A-2 B Notes                             $  281,354,727.20             0.5115996        $  244,913,796.38            0.4453375
Class A-3 Notes                               $  901,239,000.00             1.0000000        $  901,239,000.00            1.0000000
Class A-4 Notes                               $  316,809,000.00             1.0000000        $  316,809,000.00            1.0000000
Class B Notes                                 $   88,674,000.00             1.0000000        $   88,674,000.00            1.0000000
Class C Notes                                 $   59,116,000.00             1.0000000        $   59,116,000.00            1.0000000
Class D Notes                                 $   59,116,000.00             1.0000000        $   59,116,000.00            1.0000000
                                              -----------------             ---------        -----------------            ---------
TOTAL                                         $1,962,108,541.38             0.6508028        $1,892,536,539.96            0.6277268

POOL INFORMATION
   Weighted Average APR                                                         6.593%                                        6.594%
   Weighted Average Remaining Term                                              44.46                                         43.65
   Number of Receivables Outstanding                                          133,186                                       129,918
   Pool Balance                                                     $2,106,231,731.64                             $2,029,762,217.56
   Adjusted Pool Balance (Pool Balance - YSOC Amount)               $1,967,345,859.24                             $1,897,009,162.68
   Pool Factor                                                              0.6654761                                     0.6413151

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance                                                                                           $ 15,824,999.46
Targeted Credit Enhancement Amount                                                                                  $ 20,297,622.18
Yield Supplement Overcollateralization Amount                                                                       $132,753,054.88
Targeted Overcollateralization Amount                                                                               $137,225,677.60
Actual Overcollateralization Amount (EOP Pool Balance -EOP Note Balance)                                            $137,225,677.60

VII. RECONCILIATION OF RESERVE ACCOUNT
Beginning Reserve Account Balance                                                                                    $15,824,999.46
Reserve Account Deposits Made                                                                                                  0.00
Reserve Account Draw Amount                                                                                                    0.00
                                                                                                                     --------------
Ending Reserve Account Balance                                                                                       $15,824,999.46
Change in Reserve Account Balance                                                                                    $         0.00

Specified Reserve Balance                                                                                            $15,824,999.46

FORD CREDIT AUTO OWNER TRUST 2006-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                                     December, 2006
Payment Date                                                                                                               1/16/2007
Transaction Month                                                                                                                 11


VIII. NET LOSSES AND DELINQUENT RECEIVABLES

                                                                                     # OF RECEIVABLES                   AMOUNT
                                                                                     ----------------                   ------
Realized Loss                                                                                     634                $1,361,719.47
(Recoveries)                                                                                       67                $   77,703.55
                                                                                                                     -------------
NET LOSSES FOR CURRENT COLLECTION PERIOD                                                                             $1,284,015.92
Cumulative Net Losses Last Collection                                                                                $5,934,411.20
                                                                                                                     -------------
CUMULATIVE NET LOSSES FOR ALL COLLECTION PERIODS                                                                     $7,218,427.12

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)                           0.73%

DELINQUENT RECEIVABLES:
                                                            % OF EOP POOL
                                                               BALANCE               # OF RECEIVABLES                   AMOUNT
                                                            -------------            ----------------                   ------
31-60 Days Delinquent                                               1.24%                       1,510               $25,093,890.50
61-90 Days Delinquent                                               0.13%                         147               $ 2,695,724.98
91-120 Days Delinquent                                              0.04%                          38               $   749,211.99
Over 120 Days Delinquent                                            0.03%                          38               $   669,867.55
                                                                    ----                        -----               --------------
TOTAL DELINQUENT RECEIVABLES                                        1.39%                       1,733               $29,208,695.02

REPOSSESION INVENTORY:

Repossesed in the Current Collection Period                                                       117                $2,309,239.37
Total Repossesed Inventory                                                                        147                $3,176,145.45

RATIO OF NET LOSSES TO THE AVERAGE POOL BALANCE FOR THE COLLECTION PERIOD:
Second Preceding Collection Period                                                                                         0.5117%
Preceding Collection Period                                                                                                0.4977%
Current Collection Period                                                                                                  0.7451%
Three Month Average                                                                                                        0.5848%

NUMBER OF 61+ DELINQUENT RECEIVABLES TO EOP NUMBER OF OUTSTANDING RECEIVABLES:
Second Preceding Collection Period                                                                                         0.1234%
Preceding Collection Period                                                                                                0.1472%
Current Collection Period                                                                                                  0.1716%
Three Month Average                                                                                                        0.1474%